Property, Plant and Equipment - Narrative (Details) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jun. 27, 2019 CAD ($)	May 31, 2017 USD ($) shares	May 31, 2017 CAD ($) shares
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation pre-tax gain			$ 19,000,000
Return of asset retirement obligations upon disposal of property	$ 69,000,000		69,000,000
Disposals of property, plant and equipment pre-tax gain	20,000,000
Disposals of property, plant and equipment after-tax gain	14,000,000
Interest costs capitalized		$ 53,000,000	$ 69,000,000	$ 82,000,000
Weighted average capitalization rate		4.00%	3.90%	3.80%
Revenue		$ 22,871,000,000	$ 21,027,000,000	$ 17,342,000,000
Revenue net of blending, production, transportation, and feedstock expense		11,895,000,000
North America
Disclosure of detailed information about property, plant and equipment [line items]
Net cash paid for consideration for acquisition of exploration and evaluation assets		80,000,000	170,000,000	1,013,000,000
Exploration and evaluation assets				27,000,000
Asset retirement obligations	13,000,000	20,000,000	13,000,000	63,000,000
Deferred tax liabilities	0	0	0	0
Gains on acquisitions of property, plant and equipment, pre-tax		0	47,000,000	0
Project costs not subject to depletion and depreciation	1,424,000,000		1,424,000,000
North Sea
Disclosure of detailed information about property, plant and equipment [line items]
Asset retirement obligations	41,000,000		41,000,000
Deferred tax liabilities	27,000,000		27,000,000
Gains on acquisitions of property, plant and equipment, pre-tax			120,000,000
Property, plant and equipment acquisition			108,000,000
Net proceeds received for acquisition of property, plant and equipment			73,000,000
Net working capital assets recognised, property, plant and equipment acquisition	$ 7,000,000		7,000,000
Revaluation pre-tax gain			$ 19,000,000
Midstream and Refining
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation pre-tax gain				114,000,000
Revaluation after-tax gain				83,000,000
Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Project costs not subject to depletion and depreciation		115,000,000
Devon
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets					$ 91,000,000
Asset retirement obligations					178,000,000
Total purchase consideration					$ 3,412,000,000
Revenue of acquiree since acquisition date		1,540,000,000
Revenue net of blending, production, transportation, and feedstock expense		590,000,000
AOSP
Disclosure of detailed information about property, plant and equipment [line items]
Total purchase consideration							$ 12,541,000,000
Interest acquired						70.00%	70.00%
Cash transferred							$ 8,217,000,000
Number of instruments or interests issued or issuable | shares						97.6	97.6
Equity interests of acquire				3,818,000,000			$ 3,818,000,000
Liabilities incurred						$ 375	$ 506,000,000
Gain on acquisition, net of transaction costs				230,000,000
Acquisition related transaction costs				$ 3,000,000
AOSP, Mining And Extraction Operations
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired						70.00%	70.00%
AOSP, Scotford Upgrader And Quest Carbon Capture And Storage Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired						70.00%	70.00%
AOSP, Peace River Thermal In Situ Operations And Cliffdale Heavy Oil Field
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired						100.00%	100.00%
Non-revolving term credit facility maturing June 2022
Disclosure of detailed information about property, plant and equipment [line items]
Maximum credit facility		3,250,000,000
Pro Forma | Devon
Disclosure of detailed information about property, plant and equipment [line items]
Revenue net of blending, production, transportation, and feedstock expense		670,000,000
Revenue net of blending expense		$ 1,010,000,000